Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Other Current Assets [Line Items]
Other current assets
Note
7-Other
current assets
Other current assets consist of the following as of December 31, 2024, and 2023:

	December 31, 2024	December 31, 2023
Employee Retention Tax Credit	$214,699	$334,443
NIH Grant Receivable	222,702	—
Clinical trial deposit	204,955	—
Other current assets	316,352	159,326

	$958,708	$493,769

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Other Current Assets [Line Items]
Other current assets
Note
5-Other
current assets
Other current assets consist of the following as of March 31, 2025, and December 31, 2024:

	March 31, 2025	December 31, 2024
Employee Retention Tax Credit	$214,699	$214,699
NIH Grant Receivable	95,553	222,702
Clinical trial deposit	204,955	204,955
Other current assets	487,464	316,352

	$1,002,671	$958,708